Share-based payments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share-based payments
10.	Share-based payments

2021 Equity Incentive Plan

On August 5, 2021, the Company’s Board of Directors adopted and approved the 2021 Equity Incentive Plan (the 2021 Plan), which authorized the Company to grant up to 1,000,000 Class A ordinary shares in the form of incentive share options, non-qualified share options, share appreciation rights, restricted awards, performance share awards, cash awards and other share awards. The types of share-based awards, including the rights amount, terms, and exercisability provisions of grants are determined by the Company’s Board of Directors.

Restricted Share Units (RSUs)

The Company granted no RSU’s to employees and directors during the year ended December 31, 2025 (2024: 858). The table below shows the number of RSUs granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the RSUs granted:

	Number of RSUs		Weighted average grant date fair value per share
	2025	2024	2025	2024
As at 1 January	271	1,682	$142.45	$142.45
Correction of prior year error	-	-	-	-
As at 1 January (corrected)	271	1,682	$142.45	-
Granted during the year	-	858	-	$40.60
Vested during the year (1)	(169)	(2,230)	$197.81	$219.37
Forfeited during the year	-	(39)	-	$339.59
As at December 31	102	271	$142.45	$142.45

(1)	No ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2025 (2024: 858).

(2)	Shares and RSUs are presented in post reverse split values. i.e. the grant date fair value has been adjusted for the 1 for 35 split in July 2025

RSUs are issued as incentive compensation to executives, employees, and non-employee directors with service being the only condition associated with the award. Each RSU represents a right to one share of our common stock, upon vesting. The RSUs are not entitled to voting rights or dividends, if any, until vested. The fair value of the RSUs is determined on the date of grant based on the market price of the Company’s ordinary shares on that date. The fair value of RSUs is expensed rateably over the vesting period, which is generally three years for employees. The total expense recognized related to the RSUs was €0.01 million for the year ended December 31, 2025 (2024: €0.12 million). Total unamortized compensation expense related to the RSUs was less than €0.001 million as of December 31, 2025 (2024: €0.01 million), which is expected to be recognized over a remaining average vesting period of 0.8 years as of December 31, 2025 (2024: 0.4 years).

Share options

The Company granted 879,240 options to employees and directors during the year ended December 31, 2025 (2024: 474,684), as part of their annual compensation. Such options vest quarterly with service. During the year, no options that had been granted to one of the directors were forfeited (2024: 21,577). By year end, 312,573 options had vested (2024: 653,107).

The fair value of the options granted during the year ended December 31, 2025 were estimated using the Black-Scholes option-pricing model. The inputs for the Black-Scholes model require management’s significant assumptions. The risk-free interest rate was based on a normalized estimate of the 7-year U.S. treasury yield. The Company does not have sufficient company-specific historical and implied volatility information and it therefore estimates its expected share volatility based on historical volatility information of reasonably comparable guideline public companies and itself. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. Expected dividend yield is based on the fact that the Company has never paid cash dividends and its future ability to pay cash dividends on its shares may be limited by the terms of any future debt or preferred securities.

The range of assumptions that the Company used to determine the grant date fair value of employee and director options granted were as follows:

	Tranche 2	Tranche 4	Directors
Volatility	70.91%	82.38%	82.38%
Expected term in years	7	7	7
Dividend rate	0.00%	0.00%	0.00%
Risk-free interest rate	1.58%	3.41%	3.41%
Hurdle price	$18.00	-	-
Exercise price	$10.50	$4.53	$4.53
Share price	$9.42	$4.53	$4.53
Fair value of option on grant date	$6.18	$3.42	$3.42

The table below shows the number of options granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the options granted:

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2024	17,145	$216.30
Granted during the year	879,240	$3.42
Vested during the year	(312,573)	$0.69
Forfeited during the year	-	-
Options outstanding December 31, 2025	583,812	$9.67

There were 583,812 unvested employee and director options outstanding as of December 31, 2025 (2024: 17,145). Total expense recognized related to the employee and director share options was €1.39 million for the year ended December 31, 2025 (2024: €1.91 million). Total unamortized compensation expense related to employee and director share options was €3.07 million as of December 31, 2025 (2024: €1.87 million), expected to be recognized over a remaining weighted average vesting period of 2.5 years as of December 31, 2025 (2024: 2 years).

Incentive shares

As part of their compensation package, the non-executive directors that were appointed in December 2020 were granted 143 shares for each year of service to the Company.

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2023	143	$805
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding December 31, 2024	143	$805
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding December 31, 2025	143	$805

The above shares vest at the discretion of the board of directors. In exchange for the share options that were granted above, the holders of the incentive shares agreed to forfeit their rights to incentive shares relating to years two and three of their tenure as a non-executive director. The total expense for these shares recognised in the year ended December 31, 2025 and 2024 was €nil and €0.003 million, respectively.

As of December 31, 2025, there was no unrecognised share-based payment expense related to the incentive shares. The shares have been recorded at their fair value at December 31, 2025.

Other share-based payment expenses

Service related warrants

During the year, the Group issued equity-settled warrants to third-party service providers as consideration for professional and advisory services rendered. The warrants grant the holders the right to subscribe for a fixed number of the Company’s ordinary shares at a fixed exercise price. They are classified as equity instruments and recognised within the share-based payment reserve under equity.

The fair value of the services received has been recognised as an expense in profit or loss, with a corresponding credit to equity. The fair value of the warrants granted was determined using a Black Scholes Model with observable market inputs at the respective grant dates. These instruments are not subsequently remeasured. The warrants remain in equity unless exercised or otherwise cancelled.

Reconciliation to statement of profit and loss

	2025	2024	2023
	€’000	€’000	€’000
RSUs	8	124	464
Incentive shares	(3)	3	5
Options	1,387	1,928	1,956
Forfeiture of options	-	(17)	(1,032)
Service warrants	170	151	-
Share-based payment expense/ (credit)	1,562	2,189	1,393